Stradley Ronon Stevens & Young, LLP
                            2600 One Commerce Square
                           Philadelphia, PA 19103-7098
                            Telephone (215) 564-8000
                               Fax (215) 564-8120
                                www.stradley.com

Katherine Mason
KMason@stradley.com
215.564.8006
                                                         1933 Act Rule 485(a)(1)
                                                    1933 Act File No. 333-146680
                                                     1940 Act File No. 811-22132

                               September 10, 2009

VIA EDGAR
---------
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

                 Re:   ABERDEEN FUNDS
                       FILE NOS. 333-146680 AND 811-22132
                       ----------------------------------

Ladies and Gentlemen:

     Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the "1933 Act"), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment No. 18 (the "Amendment") to the Registration Statement of Aberdeen Funds (the "Trust"). The purpose of this Amendment is to reflect the addition of the performance and relevant financial information of the Aberdeen Emerging Markets Fund, a series of The Advisors' Inner Circle Fund II, which will be acquired by the Aberdeen Emerging Markets Institutional Fund of the Trust pursuant to a reorganization anticipated to close on November 9, 2009. The Amendment is proposed to go effective 60 days after filing on November 9, 2009.

     The Trust intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the U.S. Securities and Exchange Commission staff on the Amendment; and (ii) updating financial and other timely information contained in the prospectus and the statement of additional information.

     As noted on the facing sheet, the Amendment relates only to the Institutional Class shares of the Aberdeen Emerging Markets Institutional Fund, and the Amendment does not affect the prospectuses and statements of additional information of the Trust's other series.

     Please direct questions or comments relating to this filing to me at the above-referenced telephone number or to Kenneth L. Greenberg (215) 564-8149 in my absence.

                                       Sincerely,


                                          /S/ KATHERINE R. MASON
                                          ------------------------
                                          Katherine R. Mason, Esq.